RYDEX VARIABLE TRUST

DWA Flexible Allocation Fund

DWA Sector Rotation Fund (each, a “Fund”)

Supplement dated April 8, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Revisions to Fee Tables and Expense Examples

Effective immediately, each Fund’s Annual Fund Operating Expenses are restated to reflect current Acquired Fund Fees and Expenses. Therefore, the “Fees and Expenses of the Fund” and “Example” sections of each Fund’s Summary Prospectus are replaced in their entirety with the tables and examples shown below.

DWA Flexible Allocation Fund

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	0.85%
Acquired Fund Fees and Expenses*	0.26%
Total Annual Fund Operating Expenses**	2.11%

*	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$214	$661	$1,134	$2,441

DWA Sector Rotation Fund

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	0.86%
Acquired Fund Fees and Expenses*	0.44%
Total Annual Fund Operating Expenses**	2.30%

*	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$233	$718	$1,230	$2,636

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VTDWA-SUP-0512x0513

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